INTANGIBLE ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Cost	1,068	925
Accumulated Amortization	251	214
Net	817	711
Amotization expenses
Total amortization expense for intangible assets	64	58	52
Expected aggregate amortization expense
2013	67
2014	61
2015	55
2016	49
2017	44
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	11.90%	12.70%
Cost	622	471
Accumulated Amortization	180	155
Net	442	316
Natural gas supply opportunities
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.80%	3.60%
Cost	291	296
Accumulated Amortization	50	39
Net	241	257
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.70%	4.60%
Cost	85	78
Accumulated Amortization	4	2
Net	81	76
Transportation agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	2.90%	2.90%
Cost	50	53
Accumulated Amortization	13	10
Net	37	43
Other
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	5.60%	6.00%
Cost	20	27
Accumulated Amortization	4	8
Net	16	19